Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
Stockholders’ Equity
13.	Stockholders’ Equity

Convertible Preferred Stock

As of December 31, 2023, and immediately prior to the Closing Date, Legacy Abpro’s amended and restated articles of incorporation authorized the issuance of up to 40,000,000 shares of common stock and up to 11,620,248 shares of preferred stock. Legacy Abpro’s Certificate of Incorporation, as amended, authorizes the issuance of Series A Redeemable Convertible Preferred Stock (“Series A”), Series B Convertible Preferred Stock (“Series B”), Series C Convertible Preferred Stock (“Series C”), Series D Convertible Preferred Stock (“Series D”), Series E Convertible Preferred Stock (“Series E”) and Series F Convertible Preferred Stock (“Series F”), collectively referred to as “Convertible Preferred Stock”.

In connection with the Merger, all previously issued and outstanding Convertible Preferred Stock was converted into the aggregate number of shares of New Abpro’s common stock that would be issued upon conversion of the shares of Legacy Abpro preferred stock based on the applicable conversion ratio immediately prior to the effective time, multiplied by approximately 2.045, and the remaining amount was reclassified to additional paid-in capital.

Common and Preferred Stock

In connection with the Closing, the Company’s articles of incorporation were amended to designate two classes of stock; preferred and common stock. The articles of incorporation of New Abpro authorize 1,000,000 shares of preferred stock and 110,000,000 shares of common stock.

The Company’s Amended and Restated Certificate of Incorporation provides the Company’s board of directors with the authority to issue up to 1,000,000 shares of $0.0001 par value preferred stock in one or more series and to establish from time to time the number of shares to be included in each such series, by adopting a resolution and filing a certification of designations. Voting powers, designations, powers, preferences and relative, participating, optional, special and other rights shall be stated and expressed in such resolutions. There were zero preferred shares outstanding as of March 31, 2025 and December 31, 2024.

Warrants

As of both March 31, 2025 and December 31, 2024, there were 15,000,000 outstanding Public Warrants. The Public Warrants became exercisable 12 months from the closing of ACAB’s Initial Public Offering, which closed on January 19, 2022, and will expire five years from the Closing Date.

The Company will not be obligated to deliver any common stock pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act covering the issuance of the common stock issuable upon exercise of the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable, and the Company will not be obligated to issue shares of common stock upon exercise of a warrant unless common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.

The Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable to each warrant holder; and

●	if, and only if, the reported last sale price of the Series A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three trading days before the Company sends the notice of redemption to the warrant holders (the “Redemption Trigger”). In November 2024, the Redemption Trigger was adjusted to $5.99, as further described below.

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, except as described below, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

As of both March 31, 2025 and December 31, 2024, there were 13,850,000 Private Warrants, The Private Warrants are identical to the Public Warrants, except that the Private Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

In addition, if (x) the Company were to issue additional shares of common stock or equity-linked securities, for capital raising purposes in connection with the closing of a Merger at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represented more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Merger on the date of the completion of a Merger (net of redemptions), and (z) the volume weighted average trading price of the Company’s Series A common stock during the 20 trading day period starting on the trading day after the day on which the Company completes a Merger (such price, the “Market Value”) was below $9.20 per share, the exercise price of the warrants would be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price (the “Down Round Feature”).

In November 2024, the “Down Round Feature” was triggered and the exercise price of the Public and Private Warrants was adjusted down to $3.83 and the per share Redemption Trigger was adjusted down to $5.99 based on the Newly Issued Price of $3.33. The Company accounted for the change in fair value of the Public and Private Warrants triggered by the down round as a deemed dividend under the guidance in ASC 260-10-25-1 related to financial instruments that include a down round feature.

The Company valued the deemed dividend as the difference between the fair value of the warrants before and after the exercise price adjustment. The warrants were valued using the Black-Scholes option pricing model immediately before and after the modification using the following assumptions: (a) fair value of common stock of $1.78 per share, (b) expected volatility of 90.00%, (c) dividend yield of 0%, (d) risk-free interest rate of 4.09%, and (e) expected life of 4.9 years. The increase in the fair value of the warrants resulting from the exercise price adjustment was $10,177 and was reflected as a deemed dividend in the consolidated statements of operations for the fourth quarter of 2024.

The 61,009 outstanding common stock warrants of Legacy Abpro (“Legacy Abpro Common Stock Warrants”) expired at the Merger Date.

On February 7, 2025, the Company issued 850,000 Executive Warrants (see Note 11).

The following presents information about warrants to purchase common stock outstanding as of March 31, 2025:

	Shares	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Life
Warrants	29,700,000	$3.82	4.8 years

No warrants were exercised during the three months ended March 31, 2025.

14.	Stockholders’ Equity

Convertible Preferred Stock

As of December 31, 2023, and immediately prior to the Closing Date, Legacy Abpro’s amended and restated articles of incorporation authorized the issuance of up to 40,000,000 shares of common stock and up to 11,620,248 shares of preferred stock. Legacy Abpro’s Certificate of Incorporation, as amended, authorizes the issuance of Series A Redeemable Convertible Preferred Stock (“Series A”), Series B Convertible Preferred Stock (“Series B”), Series C Convertible Preferred Stock (“Series C”), Series D Convertible Preferred Stock (“Series D”), Series E Convertible Preferred Stock (“Series E”) and Series F Convertible Preferred Stock (“Series F”), collectively referred to as “Convertible Preferred Stock”.

In connection with the Merger, all previously issued and outstanding Convertible Preferred Stock was converted into the aggregate number of shares of New Abpro’s common stock that would be issued upon conversion of the shares of Legacy Abpro preferred stock based on the applicable conversion ratio immediately prior to the effective time, multiplied by approximately 2.045, and the remaining amount was reclassified to additional paid-in capital.

Common and Preferred Stock

In connection with the Closing, the Company’s articles of incorporation were amended to designate two classes of stock; preferred and common stock. The articles of incorporation of New Abpro authorize 1,000,000 shares of preferred stock and 110,000,000 shares of common stock.

The Company’s Amended and Restated Certificate of Incorporation provides the Company’s board of directors with the authority to issue up to 1,000,000 shares of $0.0001 par value preferred stock in one more series and to establish from time to time the number of shares to be included in each such series, by adopting a resolution and filing a certification of designations. Voting powers, designations, powers, preferences and relative, participating, optional, special and other rights shall be stated and expressed in such resolutions. There were zero preferred shares outstanding as of December 31, 2024.

Warrants

As of December 31, 2024, there were 15,000,000 outstanding Public Warrants. The Public Warrants became exercisable 12 months from the closing of ACAB’s Initial Public Offering, which closed on January 19, 2022, and will expire five years from the Closing Date.

The Company will not be obligated to deliver any common stock pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act covering the issuance of the common stock issuable upon exercise of the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable, and the Company will not be obligated to issue shares of common stock upon exercise of a warrant unless common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.

The Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable to each warrant holder; and

●	if, and only if, the reported last sale price of the Series A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three trading days before the Company sends the notice of redemption to the warrant holders (the “Redemption Trigger”). In November 2024, the Redemption Trigger was adjusted to $5.99, as further described below.

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, except as described below, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

As of December 31, 2024, there were 13,850,000 Private Warrants, The Private Warrants are identical to the Public Warrants, except that the Private Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

In addition, if (x) the Company were to issues additional shares of common stock or equity-linked securities, for capital raising purposes in connection with the closing of a Merger at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represented more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Merger on the date of the completion of a Merger (net of redemptions), and (z) the volume weighted average trading price of the Company’s Series A common stock during the 20 trading day period starting on the trading day after the day on which the Company completes a Merger (such price, the “Market Value”) was below $9.20 per share, the exercise price of the warrants would be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price (the “Down Round Feature”).

In November 2024, the “Down Round Feature” was triggered and the exercise price of the Public and Private Warrants was adjusted down to $3.83 and the per share Redemption Trigger was adjusted down to $5.99 based on the Newly Issued Price of $3.33. The Company accounted for the change in fair value of the Public and Private Warrants triggered by the down round as a deemed dividend under the guidance in ASC 260-10-25-1 related to financial instruments that include a down round feature.

The Company valued the deemed dividend as the difference between the fair value of the warrants before and after the exercise price adjustment. The warrants were valued using the Black-Scholes option pricing model immediately before and after the modification using the following assumptions: (a) fair value of common stock of $1.78 per share, (b) expected volatility of 90.00%, (c) dividend yield of 0%, (d) risk-free interest rate of 4.09%, and (e) expected life of 4.9 years. The increase in the fair value of the warrants resulting from the exercise price adjustment was $10,177.

The 61,009 outstanding common stock warrants of Legacy Abpro (“Legacy Abpro Common Stock Warrants”) expired at the Merger Date.

The following table sets forth the common stock warrant activity for the year ended December 31, 2024:

	Legacy Abpro Common
	Stock Warrants	Private Warrants	Public Warrants
Outstanding as of December 31, 2023	61,009	-	-
Expired at the Merger	(61,009)	-	-
Common stock warrants of ACAB acquired in Merger	-	13,850,000	15,000,000
Outstanding as of December 31, 2024	-	13,850,000	15,000,000

The following presents information about warrants to purchase common stock outstanding as of December 31, 2024:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
Warrants	28,850,000	$3.83	4.9 years

No warrants were issued or exercised during the years ended December 31, 2024 and 2023.